Average Annual Total Returns - Direxion Daily Aerospace Defense Bull 3X Shares	Direxion Daily Aerospace & Defense Bull 3X Shares 1 Year	Direxion Daily Aerospace & Defense Bull 3X Shares Since Inception	Direxion Daily Aerospace & Defense Bull 3X Shares Inception Date	Direxion Daily Aerospace & Defense Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Aerospace & Defense Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Aerospace & Defense Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Aerospace & Defense Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Aerospace & Defense Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Aerospace & Defense Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(70.39%)	(9.49%)	May 03, 2017	(41.65%)	(6.72%)	May 03, 2017	(13.19%)	7.75%	May 03, 2017	18.40%	15.34%	May 03, 2017